Document and Entity Information	Apr. 27, 2021
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 27, 2021
Entity Registrant Name	STERIS plc
Entity Incorporation, State or Country Code	L2
Entity File Number	001-38848
Entity Tax Identification Number	98-1455064
Entity Address, Address Line One	70 Sir John Rogerson’s Quay
Entity Address, City or Town	Dublin 2
Entity Address, Country	IE
Entity Address, Postal Zip Code	D02 R296
City Area Code	353
Local Phone Number	1232 2000
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001757898
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Ordinary Shares, $0.001 par value
Trading Symbol	STE
Security Exchange Name	NYSE
2.700% Senior Notes due 2031 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	2.700% Senior Notes due 2031
Trading Symbol	STE/31
Security Exchange Name	NYSE
3.750% Senior Notes due 2051 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	3.750% Senior Notes due 2051
Trading Symbol	STE/51
Security Exchange Name	NYSE